Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents	$ 58,605	$ 15,076	$ 7,305
Marketable securities	221,761		67,565
Tenant receivable		448	1,288
Prepaid expenses and other current assets	5,447	2,577	714
Restricted cash		55	54
Total current assets	285,813	18,156	76,926
Property and equipment, net	22,888	21,845	4,486
Restricted cash, noncurrent	2,052	2,052	2,107
Deferred offering costs		87
Other long-term assets	169
Total assets	310,922	42,140	83,519
Current liabilities:
Accounts payable	418	2,251	1,681
Accrued expenses and other current liabilities	8,745	6,907	4,874
Total current liabilities	9,163	9,158	6,555
Deferred rent, net of current portion	15,220	15,981	2,962
Total liabilities	24,383	25,139	9,517
Commitments and contingencies (Note 9)
Convertible preferred stock (Series A, B and C), $0.0001 par value; 26,425,664 shares and no shares authorized at December 31, 2019 and September 30, 2020, respectively; 26,425,664 shares and no shares issued and outstanding at December 31, 2019 and September 30, 2020, respectively		115,593	115,593
Stockholders' equity (deficit):
Preferred stock, $0.0001 par value; no shares and 5,000,000 shares authorized at December 31, 2019 and September 30, 2020, respectively; no shares issued or outstanding
Common stock, $0.0001 par value; 46,750,000 and 150,000,000 shares authorized at December 31, 2019 and September 30, 2020, respectively; 6,976,077 and 46,516,475 shares issued at December 31, 2019 and September 30, 2020, respectively; 5,270,889 and 45,559,757 shares outstanding at December 31, 2019 and September 30, 2020, respectively	5	1	1
Additional paid-in capital	451,257	9,859	5,552
Accumulated other comprehensive income	26		(9)
Accumulated deficit	(164,749)	(108,452)	(47,135)
Total stockholders' equity (deficit)	286,539	(98,592)	(41,591)
Total liabilities, convertible preferred stock and stockholders' equity (deficit)	$ 310,922	$ 42,140	$ 83,519